INTANGIBLE ASSETS (Table)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule Of Intangible Assets
	Estimated life	December 31, 2022	December 31, 2021
Website Domains	Indefinite	$1,308,260	$1,388,260
Website Domains	4 years	424,674	-
Customer relationships	4-6 years	1,638,502	-
Trademarks and Tradenames	10 years	476,010	-
Non-compete agreements	3 years	142,004	-
		3,989,450	1,388,260
Accumulated Amortization - Website domains		(23,834)	-
Accumulated Amortization - Customer Relationships		(78,514)	-
Accumulated Amortization - Trademarks / Tradenames		(11,484)	-
Accumulated Amortization - Non-Compete		(11,000)	-
Net Intangible		$3,864,618	$1,388,260

Schedule of Future Minimum Annual Lease Commitments Under Operating Leases
For the year ended December 31, Schedule Of Recognized Identified Assets Acquired And Liabilities	Amount
2023	$541,938
2024	541,938
2025	530,937
2026	419,957
2027	185,185
Thereafter	336,403
Total remaining intangibles amortization	2,556,358